THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295
December 14, 2011

EDGAR  CORRESPONDENCE

Deborah O’Neal-Johnson, Esq.
Senior Counsel
Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. O’Neal-Johnson:

Enclosed for filing is Post-Effective Amendment (“PEA”) No. 206 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its new series, the 1492 Small Cap Growth Fund and 1492 Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

This filing also has been revised to address each of the Staff’s comments received with respect to PEA No. 199 and subsequent correspondence, as set forth in our response letters to the SEC Staff dated December 5th and December 9th.

Please contact me at (314) 552-6295 with any questions or comments.  We appreciate your assistance in accelerating the effective date of PEA No. 206 to Thursday, December 15th as set forth in the enclosed acceleration request.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren